UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Price Wealth Management, Inc.
Address:  300 West 6th Street, suite 1840
          Austin, Texas 78701

13F File Number: 028-14582

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Eric Price
Title:  President of Price Wealth Management, Inc.
Phone:  512-320-8550
Signature, Place and Date of Signing:

      Eric Price, Austin, TX    August 7, 2012


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      53

Form 13F Information Table Value Total:62,415,700


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
Apple Computer Inc          		037833 10 0	  378,249 		567		Sole	None	Sole
Active Power                		00504W 10 0	  474,619 		593274		Sole	None	Sole
MSCI All World Index        		464288 25 7	  204,291 		4375		Sole	None	Sole
iShares Barclays Agg			464287 22 6	  61,846 		550		Sole	None	Sole
Jp Morgan Exch Traded N    		46625H 36 5	  5,885,553 		145521		Sole	None	Sole
Homeaway Inc                		43739Q 10 0	  4,429,225 		189044		Sole	None	Sole
Blackrock Real Asset Eq     		09254B 10 9	  5,838 		542.		Sole	None	Sole
Berkshire Hathaway Cl B     		084670 70 2	  17,640 		200		Sole	None	Sole
Colgate-Palmolive Co        		194162 10 3	  214,440 		2000		Sole	None	Sole
Cisco Systems Inc           		17275R 10 2	  1,910 		100		Sole	None	Sole
Barclays 1-3 Credit Ind   		464287 45 7	  101,847 		963		Sole	None	Sole
Spdr S&P Emerging Mkts      		78463X 53 3	  19,829 		455		Sole	None	Sole
Emerging Markets Index      		464287 23 4	  9,858,634 		238563		Sole	None	Sole
MSCI EAFE Index             		464287 46 5	  2,400,412 		45291		Sole	None	Sole
MSCI Canada Index           		464286 50 9	  50,541 		1774		Sole	None	Sole
Facebook Inc Class A        		30303M 10 2	  5,675 		262		Sole	None	Sole
Gold Market Vectors         		57060U 10 0	  5,311,928 		98937		Sole	None	Sole
Market Vectors Etf          		57060U 58 9	  39,058 		1580		Sole	None	Sole
Gold Spider TRUST           		78463V 10 7	  188,391 		1096		Sole	None	Sole
Goldman Sachs Group Inc     		38141G 10 4	  1,168 		10.277		Sole	None	Sole
GS Commodity Index          		46428R 10 7	  776,318 		22968		Sole	None	Sole
GlaxoSmithKline PLC         		37733W 10 5	  46,240 		1000		Sole	None	Sole
IShares High Yield          		464287 24 2	  15,691 		170		Sole	None	Sole
Gold Index Fund             		464285 10 5	  3,830,831 		221820		Sole	None	Sole
Intl Business Machines      		459200 10 1	  207,450 		1000		Sole	None	Sole
Intl Business Machines      		459200 10 1	  (103,725)		500		Sole	None	Sole
S&P Smallcap Index          		464288 50 5	  6,338,764 		82247		Sole	None	Sole
S&P 500 Index               		464287 20 0	  524,809 		3634		Sole	None	Sole
Ishares Tr Russell          		464287 62 2	  116,836 		1470		Sole	None	Sole
Basic Materials Index       		464287 83 8	  2,540,920 		37527		Sole	None	Sole
Johnson & Johnson           		478160 10 4	  68,910 		1000		Sole	None	Sole
Kinder Morgan Mgt, LLC      		49455U 10 0	  9,214 		121		Sole	None	Sole
Linkedin Corp               		53578A 10 8	  83,076 		690		Sole	None	Sole
Marathon Pete Corp          		56585A 10 2	  40,943 		750		Sole	None	Sole
Merck & Co Inc              		58933Y 10 5	  123,109 		2730		Sole	None	Sole
Marathon Oil Corp           		565849 10 6	  44,355 		1500		Sole	None	Sole
S&P 100 Index               		464287 10 1	  8,033,286 		120874		Sole	None	Sole
Pfizer Incorporated         		717081 10 3	  29,373 		1182		Sole	None	Sole
Powershs Qqq TRUST Ser      		73935A 10 4	  21,942 		320		Sole	None	Sole
MSCI Small Cap Internat			464288 27 3	  3,648,234 		942670		Sole	None	Sole
Schlumberger Ltd            		806857 10 8	  57,864 		800		Sole	None	Sole
S&P 500 Index               		464287 20 0	  694,223 		4822		Sole	None	Sole
Tips Index Fund             		464287 17 6	  3,108,010 		25526		Sole	None	Sole
Time Warner Cable           		88732J 20 7	  19,012 		200		Sole	None	Sole
Time Warner Inc             		887317 30 3	  36,268 		800		Sole	None	Sole
Vanguard Small Cap Val    		922908 61 1	  7,406 		103		Sole	None	Sole
Vanguard Energy             		92204A 30 6	  53,490 		500		Sole	None	Sole
Vanguard Intl Eqty Ind    		922042 67 6	  4,864 		113		Sole	None	Sole
Vanguard REIT Index         		922908 55 3	  1,662,605 		25591		Sole	None	Sole
Vanguard Mid-Cap ETF        		922908 62 9	  10,138 		175		Sole	None	Sole
Vanguard Total World        		922908 76 9	  548,627 		11423		Sole	None	Sole
Exxon Mobil Corp    			30231G 10 2	  137,175 		1500		Sole	None	Sole
Zynga Inc                   		98986T 10 8	  28,350 		10000		Sole	None	Sole